Risks and Concentration - Summary of Concentration Greater than 10% of Accounts Receivable (Detail) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Distribution Channel A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage reprensented more than 10% of accounts receivable	34.00%	50.00%
Distribution Channel A [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage of concentrations of risk	10.00%
Distribution Channel B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage reprensented more than 10% of accounts receivable	20.00%	20.00%
Distribution Channel B [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage of concentrations of risk	10.00%